Short-Term and Long-Term Debts - Summary of Long-Term Debts (Parenthetical) (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Long term debt	¥ 1,424,386,034	$ 223,517,251	¥ 2,206,574,921
Lease Financing [Member]
Debt Instrument [Line Items]
Long term debt	¥ 0	$ 0	¥ 401,761,874